Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	December 31, 2024	December 31, 2023
Long-term debt:
Revolving credit facilities (a) (d)	$—	$320.0
Term loan credit facilities (b) (d)	1,071.7	1,175.6
Senior unsecured notes (e)	802.4	828.1
Senior unsecured exchangeable notes (f)	—	—
Senior Secured Notes (c)	1,000.0	1,000.0
	2,874.1	3,323.7
Deferred financing fees	(26.8)	(32.9)
Long-term debt	2,847.3	3,290.8
Current portion of long-term debt	(103.6)	(129.4)
Long-term debt	$2,743.7	$3,161.4

Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans	The following is a schedule of future minimum repayments under our term loan credit facilities as of December 31, 2024:

2025	$103.9
2026	103.9
2027	103.9
2028	444.0
2029	311.6
Thereafter	4.4
$1,071.7